Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Interest income	$ 1,254	$ 230	$ 927
Exchange rate differences, net	163	2,308	(1,031)
Bank charges	(45)	(74)	(48)
Financial income, net	$ 1,372	$ 2,464	$ (152)